Financial instruments and financial risk management - Changes in borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at start of year	€ 3,644.4	€ 3,963.0	€ 4,384.5
Loans raised for general corporate purposes- euro	750.0	99.9	65.2
Repayments of amounts borrowed	(408.1)	(422.8)	(458.9)
Lease Liabilities - IFRS 16	245.9
Foreign exchange loss/(gain) on conversion of U.S. dollar loans	(21.0)	4.3	(27.8)
Balance at end of year	4,211.2	3,644.4	3,963.0
Less than one year
Disclosure of detailed information about borrowings [line items]
Balance at start of year	309.4	434.6
Balance at end of year	457.3	309.4	434.6
More than one year
Disclosure of detailed information about borrowings [line items]
Balance at start of year	3,335.0	3,528.4
Balance at end of year	€ 3,753.9	€ 3,335.0	€ 3,528.4